Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Other Receivables [Abstract]
Value added tax authorities	₪ 471		₪ 464
Receivables from IIA	375		1,294
Prepaid expenses	393		1,717
Other	14		68
Total other receivables	₪ 1,253	$ 334	₪ 3,543